NOTE 14 - SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
NOTE 14 – SUBSEQUENT EVENTS

New contract

On November 20, 2012, Kallo signed a memorandum of understanding with the Ministry of Health of the Republic of Ghana for the supply and implementation of a National Mobile Care program with Mobile Clinics and Clinical Command Centers integrated with the existing healthcare system and improve the healthcare delivery services to the rural and remote population of Ghana at large for a total project cost for National implementation and Maintenance support for five years of US$158,500,000.

1.
The Ministry of Health of the Republic of Ghana and Kallo Inc. have agreed that a contract for the implementation of the Mobile Care projects will be signed when the following conditions have been satisfied:

a)	Approval of the Credit Agreement by the Cabinet and Parliament of Republic of Ghana and the relevant KALLO INC. for the implementation of the projects;

b)
Approval by the Ministry of Health of the detailed proposal for Mobile Care project submitted by Kallo Inc., dated 19 November 2012 which includes detailed technical specifications for the mobile clinics, training and maintenance support services.

c)	The training program will include a certification process for Kallo Inc., affiliated Canadian and United States Of America Medical Teaching University and Applied Science Colleges.

d)	Successful completion of “Value for Money” audit of the Contractor’s proposal and negotiations;

e)	Approval of the contract by the Public Procurement Authority of Ghana.

2.
That the National rollout overview and supply and training schedules will be mutually agreed, upon the acceptance of the indicative terms and condition of the loan by the Ministry of Finance and Economic Planning of the Republic of Ghana;

3.	That Kallo’s financial proposals attached herein to be used by the Ministry of Finance and Economic Planning for consideration and value for money assessment;

4.	That Party Kallo’s technical proposals shall be considered by a team of experts for assessment and negotiation

5.	Any disputes between the parties shall be resolved through negotiation and mediation by the appropriate authorities

6.
That within 30 days after the signing of the MOU, Party A shall notify Party B by a written document his requirements and specifications which shall include andnot be limited to the following information:

a)	Feasibility study report

b)	National geographic locations and demographic deployment schedules for Mobile Clinics and Clinical Command Centers

c)	Different functional requirements of Mobile clinics for both rural and urban locations

d)	Number of Mobile Clinics and Clinical Command Centers in each region

e)	Current standards for medical equipment in hospital in Ghana, for example: the standard of radiation control of X-ray machine

f)
Standards for electric appliances used in mobile clinics and for environmental protection, for example: power outlet and interface of electric appliances, busing standards for the protection for X -ray machine

g)	Standards for waste-water treatment, medical waste treatment, operating-room and supply room of the Mobile Clinic

h)	Human resources deployment in district level hospital for mobile clinic

i)	Standards for contagions diseases isolation and sterilization in Ghana

j)	Principal of accessory and spare-parts supply

k)	Principle of medical consumables and medical equipment consumables

Share issuance

On January 22, 2013 and March 12, 2013, the Company raised $230,000 by issuing 4,600,000 restricted shares of common stock, for which cash has been fully received as at March 12, 2013.

Cancellation of shares

As a result of the claim by Mansfield (Note 13), on January 11, 2013, Kallo has cancelled 500,000 common shares previously issued to Mansfield as partial payment for services during 2012. Since this result from conditions that existed before the balance sheet date, the cancellation of the shares have been recognized in these financial statements.